OTHER INTANGIBLE ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other intangible assets
Total	$ 41.3	$ 54.2
Indefinite-lived intangible assets zero amortization	0	0
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	136.1	136.6
Accumulated Amortization	(79.9)	(60.9)
Net Book Value	56.2	75.7
Total other intangible assets, Gross Carrying Amount	177.4	190.8
Total other intangible assets, Net Book Value	97.5	129.9
Amortization expense for other intangible assets	19.4	21.1	18.1
Computer software
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	132.8	132.2
Accumulated Amortization	(79.3)	(60.2)
Net Book Value	53.5	72.0
Distributor-customer relationship
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	3.3	4.4
Accumulated Amortization	(0.6)	(0.7)
Net Book Value	2.7	3.7
Trademark
Other intangible assets
Total	34.5	45.3
Indefinite-lived intangible assets zero amortization	0	0
Non-compete agreement
Other intangible assets
Total	6.8	8.9
Indefinite-lived intangible assets zero amortization	$ 0	$ 0